Document and Entity Information	Nov. 12, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000099250
Document Type	8-K
Document Period End Date	Nov. 12, 2020
Entity Registrant Name	TRANSCONTINENTAL GAS PIPE LINE COMPANY, LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-7584
Entity Tax Identification Number	74-1079400
Entity Address, Address Line One	2800 Post Oak Boulevard
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	215-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false